SHARE-BASED COMPENSATION (Details 3) - $ / shares			1 Months Ended	12 Months Ended
	May 15, 2015	Aug. 26, 2014	Mar. 23, 2017	Dec. 31, 2017	Dec. 31, 2015	Oct. 31, 2014
Share-based compensation
Granted (in shares)	525,000
Option exercised price, granted (in dollars per share)	$ 5.35
Contractual term	10 years
First anniversary
Share-based compensation
Vesting period	25 years
2014 Plan
Share-based compensation
Share-based payment award, maximum number of incentive award available (in shares)						4,000,000
Automatic increase of authorized ordinary shares (in percent)						1.00%
Automatic increase of authorized ordinary shares (in shares)						1,000,000
Granted (in shares)					525,000
Option exercised price, granted (in dollars per share)					$ 5.35
Restricted Stock [Member]
Share-based compensation
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		450,000	6,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			50% of which vested immediately, with the remaining 50% vested over the next two years (25% vest on each of the first and second anniversaries of the grant date).
Restricted Stock [Member] | 2014 Plan
Share-based compensation
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				6,000